UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Report to Stockholders.

(a)

Akre Focus Fund
Retail Class | AKREX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”)  for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$151	1.33%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2024 for the Retail class was 26.51% compared with its benchmark, the S&P 500 Total Return, which was 22.15%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Stock selection drove performance to outpace the S&P 500 over the past year led by KKR, Constellation Software, and Moody’s. The market bounced back and forth in the last year due to AI euphoria, rate cut hopes, growth, and inflation fears. The Fund’s performance rebounded in July as inflation worries eased and AI euphoria waned, leading to broader market participation. Additionally, smaller market cap stocks staged a comeback versus their mega cap peers, which benefited a number of our holdings.
During the past year we modestly trimmed a select few larger positions and opportunistically added to several existing positions. We eliminated Adobe and Lumine.
The top five contributors to performance over the 12-months ended July 31, 2024, were KKR, Constellation Software, Moody’s, Mastercard, and Brookfield Corp.
The top five detractors from performance over the 12-months ended July 31, 2024, were CoStar, Adobe, Uber Technologies, Airbnb, and Veralto. Adobe was sold in September 2023. Uber Technologies was an exploratory position, and we have since pivoted to Airbnb. Veralto, a spinoff from Danaher, was sold shortly after receipt.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following graph  reflects a hypothetical $10,000 investment in the class of shares noted over the 10-year period ended July 31, 2024. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Akre Focus Fund	PAGE 1	TSR_AR_742935117

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class	26.51	12.00	14.04
S&P 500 Total Return	22.15	15.00	13.15
S&P 500 Equal Weight Total Return	12.95	11.73	10.78
Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$12,975,016,517
Number of Holdings	17
Net Advisory Fee	$113,845,863
Portfolio Turnover Rate	5%
Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.2%
Mastercard, Inc.	11.5%
Moody’s Corp.	11.5%
KKR & Co., Inc.	10.7%
American Tower Corp.	9.0%
Visa, Inc.	6.7%
Brookfield Corp.	6.5%
Roper Technologies, Inc.	6.3%
O’Reilly Automotive, Inc.	5.9%
CoStar Group, Inc.	4.9%

Top Sectors	(% of net assets)
Financials	46.9%
Information Technology	23.3%
Real Estate	14.7%
Consumer Discretionary	8.9%
Health Care	3.7%
Cash & Other	2.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.akrefund.com/documents-and-forms/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund’s transfer agent toll free at 1-877-862-9556, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund’s transfer agent or your financial intermediary.
Akre Focus Fund	PAGE 2	TSR_AR_742935117

Akre Focus Fund
Institutional Class | AKRIX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”)  for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.06%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2024 for the Institutional class was 26.85% compared with its benchmark, the S&P 500 Total Return, which was 22.15%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Stock selection drove performance to outpace the S&P 500 over the past year led by KKR, Constellation Software, and Moody’s. The market bounced back and forth in the last year due to AI euphoria, rate cut hopes, growth, and inflation fears. The Fund’s performance rebounded in July as inflation worries eased and AI euphoria waned, leading to broader market participation. Additionally, smaller market cap stocks staged a comeback versus their mega cap peers, which benefited a number of our holdings.
During the past year we modestly trimmed a select few larger positions and opportunistically added to several existing positions. We eliminated Adobe and Lumine.
The top five contributors to performance over the 12-months ended July 31, 2024, were KKR, Constellation Software, Moody’s, Mastercard, and Brookfield Corp.
The top five detractors from performance over the 12-months ended July 31, 2024, were CoStar, Adobe, Uber Technologies, Airbnb, and Veralto. Adobe was sold in September 2023. Uber Technologies was an exploratory position, and we have since pivoted to Airbnb. Veralto, a spinoff from Danaher, was sold shortly after receipt.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following graph  reflects a hypothetical $250,000 investment in the class of shares noted over the 10-year period ended July 31, 2024.  The graph uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Akre Focus Fund	PAGE 1	TSR_AR_742935125

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	26.85	12.30	14.34
S&P 500 Total Return	22.15	15.00	13.15
S&P 500 Equal Weight Total Return	12.95	11.73	10.78
Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$12,975,016,517
Number of Holdings	17
Net Advisory Fee	$113,845,863
Portfolio Turnover Rate	5%
Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.2%
Mastercard, Inc.	11.5%
Moody’s Corp.	11.5%
KKR & Co., Inc.	10.7%
American Tower Corp.	9.0%
Visa, Inc.	6.7%
Brookfield Corp.	6.5%
Roper Technologies, Inc.	6.3%
O’Reilly Automotive, Inc.	5.9%
CoStar Group, Inc.	4.9%

Top Sectors	(% of net assets)
Financials	46.9%
Information Technology	23.3%
Real Estate	14.7%
Consumer Discretionary	8.9%
Health Care	3.7%
Cash & Other	2.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.akrefund.com/documents-and-forms/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund’s transfer agent toll free at 1-877-862-9556, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund’s transfer agent or your financial intermediary.
Akre Focus Fund	PAGE 2	TSR_AR_742935125

Akre Focus Fund
Supra Institutional Class | AKRSX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Akre Focus Fund (the “Fund”)  for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$111	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance for the trailing 12-month period ended July 31, 2024 for the Supra Institutional class was 26.93% compared with its benchmark, the S&P 500 Total Return, which was 22.15%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Stock selection drove performance to outpace the S&P 500 over the past year led by KKR, Constellation Software, and Moody’s. The market bounced back and forth in the last year due to AI euphoria, rate cut hopes, growth, and inflation fears. The Fund’s performance rebounded in July as inflation worries eased and AI euphoria waned, leading to broader market participation. Additionally, smaller market cap stocks staged a comeback versus their mega cap peers, which benefited a number of our holdings.
During the past year we modestly trimmed a select few larger positions and opportunistically added to several existing positions. We eliminated Adobe and Lumine.
The top five contributors to performance over the 12-months ended July 31, 2024, were KKR, Constellation Software, Moody’s, Mastercard, and Brookfield Corp.
The top five detractors from performance over the 12-months ended July 31, 2024, were CoStar, Adobe, Uber Technologies, Airbnb, and Veralto. Adobe was sold in September 2023. Uber Technologies was an exploratory position, and we have since pivoted to Airbnb. Veralto, a spinoff from Danaher, was sold shortly after receipt.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following graph  reflects a hypothetical $300,000,000 investment in the class of shares noted over the 10-year period ended July 31, 2024.  The graph uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $300,000,000)
Akre Focus Fund	PAGE 1	TSR_AR_74316P751

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Supra Institutional Class	26.93	12.39	15.13
S&P 500 Total Return	22.15	15.00	14.30
S&P 500 Equal Weight Total Return	12.95	11.73	11.70
Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$12,975,016,517
Number of Holdings	17
Net Advisory Fee	$113,845,863
Portfolio Turnover Rate	5%
Visit www.akrefund.com/documents-and-forms/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.2%
Mastercard, Inc.	11.5%
Moody’s Corp.	11.5%
KKR & Co., Inc.	10.7%
American Tower Corp.	9.0%
Visa, Inc.	6.7%
Brookfield Corp.	6.5%
Roper Technologies, Inc.	6.3%
O’Reilly Automotive, Inc.	5.9%
CoStar Group, Inc.	4.9%

Top Sectors	(% of net assets)
Financials	46.9%
Information Technology	23.3%
Real Estate	14.7%
Consumer Discretionary	8.9%
Health Care	3.7%
Cash & Other	2.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.akrefund.com/documents-and-forms/.
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund’s transfer agent toll free at 1-877-862-9556, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund’s transfer agent or your financial intermediary.
Akre Focus Fund	PAGE 2	TSR_AR_74316P751

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2024	FYE 7/31/2023
(a) Audit Fees	$24,500	$24,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,900	$2,900
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2024	FYE 7/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Non-Audit Related Fees	FYE 7/31/2024	FYE 7/31/2023
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Akre Focus Fund
July 31, 2024
Annual Financial Statements and Other Information

Akre Focus Fund
Schedule of Investments
July 31, 2024

	Shares	Value
Common Stocks - 87.7%
Capital Markets - 28.7%(a)
Brookfield Corp. - Class A	17,311,000	$ 843,911,250
KKR & Co., Inc.	11,219,000	1,384,985,550
Moody’s Corp.	3,271,000	1,493,146,080
		3,722,042,880
Financial Services - 18.2%
Mastercard, Inc. - Class A	3,230,000	1,497,783,300
Visa, Inc. - Class A	3,253,000	864,224,510
		2,362,007,810
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. - Class A(b)	1,725,545	240,817,060
Life Sciences Tools & Services - 3.7%
Danaher Corp.	1,750,000	484,890,000
Real Estate Management & Development - 4.9%
CoStar Group, Inc.(b)	8,072,007	629,777,986
Software - 23.3%
CCC Intelligent Solutions Holdings, Inc.(b)	9,625,744	98,760,133
Constellation Software, Inc.	503,000	1,587,088,596
Roper Technologies, Inc.	1,494,000	813,856,500
Topicus.com, Inc.	6,000,000	528,316,373
		3,028,021,602
Specialty Retail - 7.0%
CarMax, Inc.(b)	1,624,852	137,202,503
O’Reilly Automotive, Inc.(b)	681,000	767,037,540
		904,240,043
Total Common Stocks (Cost $3,364,934,961)		11,371,797,381
Real Estate Investment Trusts - 9.8%
American Tower Corp.	5,273,000	1,162,169,200
SBA Communications Corp.	500,000	109,770,000
Total Real Estate Investment Trusts (Cost $514,497,831)		1,271,939,200

The accompanying notes are an integral part of these financial statements.

1

Akre Focus Fund
Schedule of Investments
July 31, 2024(Continued)

	Contracts	Value
Warrants - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(d)	628,500	$0
Total Warrants (Cost $0)		0
Total Investments - 97.5% (Cost $3,879,432,792)		$12,643,736,581
Other Assets in Excess of Liabilities - 2.5%		331,279,936
Total Net Assets - 100.0%		$12,975,016,517

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures adopted by the Advisor acting as Valuation Designee, and approved by the Board. These securities represented $0 or 0.0% of net assets as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

2

Akre Focus Fund
Statement of Assets and Liabilities
July 31, 2024

Assets
Investments, at value	$12,643,736,581
Cash	348,286,415
Receivable for fund shares sold	16,589,795
Receivable for investments sold	14,870,618
Dividends and interest receivable	2,688,607
Security lending income receivable	159
Prepaid expenses and other assets	70,838
Total assets	13,026,243,013
LIABILITIES
Payable for capital shares redeemed	19,018,316
Payable for investments purchased	18,946,800
Payable to advisor	9,588,659
Payable for distribution and shareholder servicing fees	2,517,798
Payable for fund administration and accounting fees	287,864
Payable for transfer agent fees and expenses	283,988
Payable for custodian fees	94,511
Payable for audit fees	27,301
Payable for printing and mailing	4,283
Payable for compliance fees	1,209
Payable for expenses and other liabilities	455,767
Total liabilities	51,226,496
NET ASSETS	$12,975,016,517
NET ASSETS CONSISTS OF:
Paid-in capital	$3,699,517,687
Total distributable earnings	9,275,498,830
Total net assets	$12,975,016,517
Institutional
Net assets	$7,191,334,552
Shares issued and outstanding(a)	105,130,930
Net asset value per share	$68.40
Retail
Net assets	$4,590,414,927
Shares issued and outstanding(a)	70,001,045
Net asset value per share	$65.58
Supra Institutional
Net assets	$1,193,267,038
Shares issued and outstanding(a)	17,291,063
Net asset value per share	$69.01
COST:
Investments, at cost	$3,879,432,792

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Akre Focus Fund
Statement of Operations
For the Year Ended July 31, 2024

INVESTMENT INCOME
Dividend income	$106,071,105
Less: Dividend withholding taxes	(3,004,224)
Interest income	8,000,846
Securities lending income	11,978
Other income	9,570
Total investment income	111,089,275
EXPENSES
Investment advisory fees	113,845,863
Distribution expenses	11,011,574
Shareholder service costs - Institutional Class	5,728,208
Fund administration and accounting fees	4,154,019
Shareholder service costs - Retail Class	4,141,820
ReFlow fees	2,976,311
Transfer agent fees	1,782,401
Custodian fees	520,646
Federal and state registration fees	359,276
Reports to shareholders	266,445
Trustees’ fees	254,854
Audit fees	27,301
Compliance fees	14,959
Legal fees	9,465
Shareholder service costs - Supra Class	356
Other expenses and fees	79,213
Total expenses	145,172,711
NET INVESTMENT LOSS	(34,083,436)
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	2,704,329,388
Foreign currency translation	(91,969)
Net realized gain	2,704,237,419
Net change in unrealized appreciation on:
Investments	295,612,824
Net change in unrealized appreciation	295,612,824
Net Realized and Unrealized Gain	2,999,850,243
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,965,766,807

The accompanying notes are an integral part of these financial statements.

4

Akre Focus Fund
Statements of Changes in Net Assets

	Year Ended July 31,
	2024	2023
OPERATIONS:
Net investment loss	$(34,083,436)	$(6,802,925)
Net realized gain	2,704,237,419	387,145,958
Net change in unrealized appreciation	295,612,824	48,723,646
Net increase in net assets from operations	2,965,766,807	429,066,679
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional	(248,993,930)	(436,322,252)
Distributions to shareholders - Retail	(157,812,966)	(263,690,340)
Distributions to shareholders - Supra Institutional	(37,745,263)	(64,115,175)
Total distributions to shareholders	(444,552,159)	(764,127,767)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional	2,873,682,335	1,085,267,209
Reinvestments - Institutional	207,484,617	370,460,515
Redemptions - Institutional	(4,933,996,217)	(2,350,279,171)
Redemption fees - Institutional	24,139	30,419
Subscriptions - Retail	121,651,944	205,414,873
Reinvestments - Retail	145,150,162	244,466,510
Redemptions - Retail	(967,582,052)	(735,927,507)
Redemption fees - Retail	14,867	17,240
Subscriptions - Supra Institutional	84,783,233	59,543,434
Reinvestments - Supra Institutional	1,005	1,442
Redemptions - Supra Institutional	(184,419,798)	(159,896,856)
Redemption fees - Supra Institutional	3,675	4,254
Net decrease in net assets from capital transactions	(2,653,202,090)	(1,280,897,638)
NET DECREASE IN NET ASSETS	(131,987,442)	(1,616,958,726)
NET ASSETS:
Beginning of the year	13,107,003,959	14,722,962,685
End of the year	$12,975,016,517	$13,107,003,959
SHARES TRANSACTIONS
Subscriptions - Institutional	48,433,287	21,235,149
Reinvested - Institutional	3,615,345	7,594,517
Redemptions - Institutional	(83,493,090)	(45,984,944)
Subscriptions - Retail	2,126,432	4,152,408
Reinvested - Retail	2,633,826	5,198,097
Redemptions - Retail	(16,840,438)	(14,828,564)
Subscriptions - Supra Institutional	1,399,428	1,154,644
Reinvested - Supra Institutional	18	29
Redemptions - Supra Institutional	(3,056,852)	(3,140,098)
Total increase/(decrease) in shares outstanding	(45,182,044)	24,618,762

The accompanying notes are an integral part of these financial statements.

5

Akre Focus Fund
Financial Highlights
Institutional

	Year Ended July 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$55.85	$56.74	$66.05	$51.95	$45.00
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.11)	0.01	(0.28)	(0.03)	(0.14)
Net realized and unrealized gain (loss) on investments	14.70	2.22	(6.69)	14.13	8.42
Total from investment operations	14.59	2.23	(6.97)	14.10	8.28
LESS DISTRIBUTIONS FROM:
From net realized gains	(2.04)	(3.12)	(2.34)	—	(1.33)
Total distributions	(2.04)	(3.12)	(2.34)	—	(1.33)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of year	$68.40	$55.85	$56.74	$66.05	$51.95
TOTAL RETURN	26.85%	4.73%	−11.03%	27.14%	18.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$7,191,335	$7,627,805	$8,722,196	$10,107,359	$7,615,987
Ratio of expenses to average net assets	1.06%	1.04%	1.04%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets	(0.18)%	0.03%	(0.46)%	(0.06)%	(0.30)%
Portfolio turnover rate	5%	2%	1%	10%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

6

Akre Focus Fund
Financial Highlights
Retail

	Year Ended July 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$53.76	$54.88	$64.13	$50.57	$43.95
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.26)	(0.12)	(0.43)	(0.17)	(0.25)
Net realized and unrealized gain (loss) on investments	14.12	2.12	(6.48)	13.73	8.20
Total from investment operations	13.86	2.00	(6.91)	13.56	7.95
LESS DISTRIBUTIONS FROM:
From net realized gains	(2.04)	(3.12)	(2.34)	—	(1.33)
Total distributions	(2.04)	(3.12)	(2.34)	—	(1.33)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of year	$65.58	$53.76	$54.88	$64.13	$50.57
TOTAL RETURN	26.51%	4.46%	−11.27%	26.81%	18.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,590,415	$4,412,682	$4,805,276	$6,236,285	$6,134,596
Ratio of expenses to average net assets	1.33%	1.31%	1.30%	1.30%	1.31%
Ratio of net investment loss to average net assets	(0.45)%	(0.23)%	(0.72)%	(0.32)%	(0.55)%
Portfolio turnover rate	5%	2%	1%	10%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

7

Akre Focus Fund
Financial Highlights
Supra Institutional

	Year Ended July 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$56.29	$57.11	$66.42	$52.19	$45.16
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	0.05	(0.23)	0.02	(0.09)
Net realized and unrealized gain (loss) on investments	14.82	2.25	(6.74)	14.21	8.45
Total from investment operations	14.76	2.30	(6.97)	14.23	8.36
LESS DISTRIBUTIONS FROM:
From net realized gains	(2.04)	(3.12)	(2.34)	—	(1.33)
Total distributions	(2.04)	(3.12)	(2.34)	—	(1.33)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of year	$69.01	$56.29	$57.11	$66.42	$52.19
TOTAL RETURN	26.93%	4.82%	−10.97%	27.27%	18.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,193,267	$1,066,517	$1,195,490	$1,375,920	$1,039,239
Ratio of expenses to average net assets	0.98%	0.96%	0.96%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.11)%	0.10%	(0.38)%	0.03%	(0.19)%
Portfolio turnover rate	5%	2%	1%	10%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

8

Akre Focus Fund
Notes to Financial Statements
July 31, 2024
NOTE 1 – ORGANIZATION
The Fund is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on August 31, 2009.
The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The investment objective of the Fund is to seek to achieve long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Akre Capital Management, LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

9

Akre Focus Fund
Notes to Financial Statements
July 31, 2024(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,371,797,381	$ —	$ —	$11,371,797,381
Real Estate Investment Trusts	1,271,939,200	—	—	1,271,939,200
Warrants	—	—	0	0
Total Investments in Securities	$12,643,736,581	$—	$0	$12,643,736,581

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Warrants
Balance as of July 31, 2023	$ —
Acquisitions	0
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of July 31, 2024	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at July 31, 2024	$—

10

Akre Focus Fund
Notes to Financial Statements
July 31, 2024(Continued)

Type of Security	Fair Value at July 31, 2024	Valuation Techniques	Unobservable Input	Input Value(s)
Warrants	$ 0	Intrinsic Value	N/A	0.00%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Akre Capital Management, LLC, as Advisor to the Fund and the Fund’s Valuation Designee under Rule 2a-5 under the 1940 Act, selects and applies valuation techniques.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year equal to at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2024, the Fund deferred, on a tax basis, no late-year losses. The Fund did not defer any post-October losses or have any capital loss carry-forwards.
As of July 31, 2024, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of July 31, 2024, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

11

Akre Focus Fund
Notes to Financial Statements
July 31, 2024(Continued)
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2024, the following adjustments were made[1]:

Distributable (Accumulated) Earnings (Losses)	Paid-In Capital
$(1,960,677,900)	$1,960,677,900

[1]	These differences were primarily due to net operating loss and redemption-in-kind adjustments.
K.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

L.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On August 14-15, 2024, the Board of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund and the Adviser, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.14% to 1.04%, effective October 1, 2024. Prior to October 1, 2024, the Fund’s operating expense limit was 1.14%.

12

Akre Focus Fund
Notes to Financial Statements
July 31, 2024(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Advisor provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the year ended July 31,  2024, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.14% of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Advisor did not waive any fees or reimburse expenses for the year ended July 31, 2024. Any amount due from the Advisor is paid monthly to the Fund, if applicable.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended July 31, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. For the year ended July 31, 2024, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – SECURITIES LENDING
The Fund may lend up to 33 1/3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

13

Akre Focus Fund
Notes to Financial Statements
July 31, 2024(Continued)
The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
As of July 31, 2024, the Fund did not have any securities on loan.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.
The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Statement of Operations.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended July 31, 2024, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments and in-kind transactions, were $669,773,335 and $1,473,402,039, respectively.
For the year ended July 31, 2024, there were no in-kind purchases of securities, and the in-kind sales transactions were $2,271,213,477.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended July 31, 2024.
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023, for the Fund was as follows:

	July 31,
	2024	2023
Distributions paid from:
Long-term capital gain[1]	$444,552,159	$764,127,767

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b) (3).
As of the most recent fiscal year ended July 31, 2024, the components of distributable accumulated earnings (losses) on a tax basis were as follows2:

Cost of investments	$3,879,434,437
Gross tax unrealized appreciation	8,777,582,128
Gross tax unrealized depreciation	(13,279,984)
Net tax unrealized appreciation (depreciation)	8,764,302,144
Undistributed ordinary income	—
Undistributed long-term capital gains	511,196,686
Total distributable earnings	511,196,686
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$9,275,498,830

[2]	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

14

Akre Focus Fund
Notes to Financial Statements
July 31, 2024(Continued)
NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended July 31, 2024, was as follows:

Maximum available credit	$400,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of July 31, 2024	—
Average interest rate when in use	—

Interest expense for the year ended July 31, 2024, is disclosed in the Statement of Operations, if applicable.
NOTE 8 – REFLOW TRANSACTIONS
The Fund participates in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.
Following purchases of the Fund’s shares, ReFlow periodically redeems its entire share position in the Fund and requests that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. ReFlow generally redeems its shares when the Fund experiences net sales, when a maximum holding period is reached (currently 8 days), when ReFlow reaches a maximum position in the Fund, or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow fees that were incurred by the Fund during the year ended July 31, 2024 are recorded within the Statement of Operations.
ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will not be subject to the Funds’ investment minimums, the Fund’s redemption fee, or the limitations noted in the “Tools to Combat Frequent Transactions” section within the Fund’s prospectus. The Board has approved the Fund’s use of the ReFlow program. The Advisor believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so.
During the fiscal year ended July 31, 2024, the Fund had the following in-kind redemption transactions related to ReFlow:

Redemptions In-Kind
Value of Securities (39,250,449 shares)	$2,271,213,477
Cash	52,173,404
Total Amount	$2,323,386,881
Realized Gains	$1,994,853,307

The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders.  The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders
of Akre Focus Fund and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Akre Focus Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 26, 2024

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Akre Focus Fund
Additional Information
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)
For the fiscal year ended July 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Akre Focus Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2024, was as follows:

Akre Focus Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended July 31, 2024, was as follows:

Akre Focus Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.akrefund.com/documents-and-forms/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (877) 862-9556.

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(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	October 4, 2024

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	October 4, 2024

* Print the name and title of each signing officer under his or her signature.